Offerings - Offering: 1	Oct. 29, 2025 USD ($) shares $ / shares
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common Stock, par value $0.0001 per share
Amount Registered | shares	2,170,000
Proposed Maximum Offering Price per Unit | $ / shares	55.215
Maximum Aggregate Offering Price	$ 119,816,550
Fee Rate	0.01381%
Amount of Registration Fee	$ 16,546.67
Offering Note	The Advance Auto Parts, Inc. 2023 Omnibus Incentive Compensation Plan authorizes the issuance of up to 2,170,000 shares of common stock, par value $0.0001 per share (“Common Stock”). Pursuant to Rule 416(a) under the Securities Act of 1933, as amended (the “Securities Act”), this registration statement also registers any additional securities to be offered or issued in connection with stock splits, stock dividends, recapitalizations, or similar transactions.
2.Estimated solely for the purpose of calculating the registration fee pursuant to Rule 457(c) and Rule 457(h) under the Securities Act. The offering price per share and aggregate offering price are based upon the average of the high and low prices per share of Common Stock as reported on the New York Stock Exchange on October 24, 2025, which was $55.215 per share.